UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2013    (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 9.1%
American Public Education, Inc.*,1	156,023	$5,443,643
Bright Horizons Family Solutions, Inc.*	77,900	2,632,241
Hibbett Sports, Inc.*	170,000	9,565,900
Jos. A. Bank Clothiers, Inc.*	12,617	503,418
Lithia Motors, Inc., Class A	60,300	2,863,044
Mattress Firm Holding Corp.*,1	185,800	6,417,532
Monro Muffler Brake, Inc.[1]	330,012	13,104,777
National American University Holdings, Inc.	300,085	1,170,332
Oxford Industries, Inc.	135,000	7,168,500
Shutterstock, Inc.*	160,000	7,196,800
Sotheby’s	290,000	10,848,900
Vera Bradley, Inc.*,1	290,058	6,854,071
Vitamin Shoppe, Inc.*	182,916	8,935,447
Total Consumer Discretionary		82,704,605
Consumer Staples - 3.5%
Annie’s, Inc.*,1	130,947	5,010,032
Boston Beer Co., Inc., The, Class A*,1	45,500	7,263,620
Chefs’ Warehouse, Inc., The*	295,068	5,449,906
Inter Parfums, Inc.	210,858	5,151,261
United Natural Foods, Inc.*	181,307	8,920,304
Total Consumer Staples		31,795,123
Energy - 5.8%
American Standard Energy Corp.*,2	52,213	32,372
Bonanza Creek Energy, Inc.*	123,800	4,787,346
Dril-Quip, Inc.*	65,013	5,667,183
Gulfport Energy Corp.*	140,087	6,420,187
Hornbeck Offshore Services, Inc.*	185,000	8,595,100
Key Energy Services, Inc.*	750,999	6,068,072
Matador Resources Co.*,1	487,250	4,317,035
Oasis Petroleum, Inc.*	189,564	7,216,702
Sanchez Energy Corp.*,1	281,323	5,603,954
Swift Energy Co.*	250,547	3,710,601
Total Energy		52,418,552
Financials - 8.0%
American Equity Investment Life Holding Co.[1]	757,079	11,272,906
Artisan Partners Asset Management, Inc.*	182,600	7,203,570
Duff & Phelps Corp., Class A	368,014	5,707,897
MarketAxess Holdings, Inc.	100,644	3,754,021
Montpelier Re Holdings, Ltd.	622,645	16,219,902
Portfolio Recovery Associates, Inc.*	72,549	9,207,919
Safety Insurance Group, Inc.	134,428	6,607,136

	Shares	Value
WisdomTree Investments, Inc.*	1,180,000	$12,272,000
Total Financials		72,245,351
Health Care - 13.2%
Acadia Healthcare Co., Inc.*	160,000	4,702,400
Accretive Health, Inc.*,1	600,000	6,096,000
Air Methods Corp.	210,008	10,130,786
Align Technology, Inc.*	160,016	5,362,136
Amarin Corp. PLC, ADR*,1	315,000	2,334,150
AVANIR Pharmaceuticals, Inc., Class A*	655,006	1,794,717
Bio-Rad Laboratories, Inc., Class A*	33,044	4,163,544
Brookdale Senior Living, Inc.*	235,042	6,552,971
Celldex Therapeutics, Inc.*	300,000	3,474,000
Computer Programs & Systems, Inc.	117,400	6,352,514
Globus Medical, Inc., Class A*,1	305,000	4,477,400
Haemonetics Corp.*	191,064	7,959,726
Incyte Corp., Ltd.*,1	205,010	4,799,284
IPC The Hospitalist Co., Inc.*	235,563	10,477,842
Magellan Health Services, Inc.*	90,280	4,294,620
Sirona Dental Systems, Inc.*	95,073	7,009,732
Team Health Holdings, Inc.*	315,000	11,459,700
United Therapeutics Corp.*	125,075	7,613,315
Vocera Communications, Inc.*	270,000	6,210,000
Volcano Corp.*	190,055	4,230,624
Total Health Care		119,495,461
Industrials - 24.7%
Advisory Board Co., The*	180,006	9,453,915
Albany International Corp., Class A	360,071	10,406,052
Allegiant Travel Co.	102,056	9,060,532
Clean Harbors, Inc.*	278,547	16,180,795
Columbus McKinnon Corp.*	175,610	3,380,493
Corporate Executive Board Co., The	255,059	14,834,232
DigitalGlobe, Inc.*	360,000	10,407,600
EMCOR Group, Inc.	143,524	6,083,982
EnPro Industries, Inc.*	92,700	4,743,459
Generac Holdings, Inc.	101,471	3,585,985
Genesee & Wyoming, Inc., Class A*	198,009	18,436,618
Healthcare Services Group, Inc.	320,041	8,202,651
Kennametal, Inc.	129,151	5,042,055
McGrath RentCorp	285,092	8,866,361
Old Dominion Freight Line, Inc.*	206,012	7,869,658
On Assignment, Inc.*	690,002	17,463,951
Orbital Sciences Corp.*	415,087	6,927,802
RBC Bearings, Inc.*	103,091	5,212,281
Spirit Airlines, Inc.*	225,000	5,706,000

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 24.7% (continued)
Standard Parking Corp.*	225,006	$4,657,624
Thermon Group Holdings, Inc.*	265,700	5,901,197
UTi Worldwide, Inc.	500,098	7,241,419
WABCO Holdings, Inc.*	158,844	11,212,798
WageWorks, Inc.*	353,000	8,835,590
Watts Water Technologies, Inc., Class A	97,069	4,658,341
WESCO International, Inc.*	126,150	9,159,752
Total Industrials		223,531,143
Information Technology - 32.2%
Allot Communications, Ltd.*	215,000	2,567,100
Angie’s List, Inc.*,1	340,040	6,719,190
Bottomline Technologies, Inc.*	500,018	14,255,513
BroadSoft, Inc.*,1	195,181	5,166,441
Cardtronics, Inc.*	313,009	8,595,227
CommVault Systems, Inc.*	100,081	8,204,640
CoStar Group, Inc.*	135,052	14,782,792
Dealertrack Holdings, Inc.*	370,386	10,881,941
Ebix, Inc.[1]	315,079	5,110,581
ExlService Holdings, Inc.*	350,021	11,508,691
Global Payments, Inc.	190,055	9,438,131
Heartland Payment Systems, Inc.	409,469	13,500,193
Hittite Microwave Corp.*	150,041	9,086,483
Infoblox, Inc.*	270,000	5,859,000
Informatica Corp.*	228,014	7,859,643
j2 Global, Inc.[1]	245,073	9,609,312
Jack Henry & Associates, Inc.	335,099	15,484,925
MAXIMUS, Inc.	110,031	8,799,179
Model N, Inc.*,1	47,000	931,540
Monotype Imaging Holdings, Inc.	300,194	7,129,608
NIC, Inc.	509,084	9,754,050
PROS Holdings, Inc.*	100,000	2,717,000
QLIK Technologies, Inc.*	429,000	11,081,070
RealPage, Inc.*,1	240,571	4,982,225
Saba Software, Inc.*	160,116	1,272,922
Semtech Corp.*	270,000	9,555,300
ServiceNow, Inc.*,1	110,000	3,982,000
Solera Holdings, Inc.	288,001	16,799,098
Splunk, Inc.*	187,718	7,514,352
SS&C Technologies Holdings, Inc.*	460,084	13,793,318
Ultimate Software Group, Inc.*	178,063	18,547,042
WEX, Inc.*	211,162	16,576,217
Total Information Technology		292,064,724
Materials - 1.1%
PolyOne Corp.	400,000	9,764,000

	Shares	Value
Telecommunication Services - 0.7%
General Communication, Inc., Class A*	258,057	$2,366,383
West Corp.*,1	218,300	4,189,177
Total Telecommunication Services		6,555,560
Total Common Stocks (cost $646,393,901)		890,574,519
Warrants - 0.0%#
American Standard Energy Corp., 01/26/20, Series A Warrant*,2	150,000	24,000
American Standard Energy Corp., 01/26/20, Series B Warrant*,2	150,000	16,500
American Standard Energy Corp., 03/28/20, Series C Warrant*,2	150,000	70,500
Total Warrants (cost $795,225)		111,000

	Principal
Short-Term Investments - 9.6%
Repurchase Agreements - 7.9%[3]
Barclays Capital, dated 3/28/13, due 4/1/13, 0.170%, total to be received $15,000,283 (secured by various U.S. Government Agencies, 2.500% - 8.000%, 5/1/20 - 4/1/43,totaling $15,300,000)	$15,000,000	15,000,000
Goldman Sachs & Co., dated 3/28/13, due 4/1/13, 0.200%, total to be received $15,000,333 (secured by various U.S. Government Agencies, 2.500% - 7.000%, 9/1/22 - 4/1/43,totaling $15,300,000)	15,000,000	15,000,000
JP Morgan Securities LLC, dated 3/28/13,due 4/1/13, 0.130%, total to be received $15,000,217 (secured by various U.S. Government Agencies, 1.847% - 5.399%, 1/1/19 - 1/1/43,totaling $15,300,062)	15,000,000	15,000,000
Morgan, Stanley & Co., dated 3/28/13,due 4/1/13, 0.240%, total to be received $9,299,815 (secured by various U.S. Government Agencies, 2.196% - 5.790% , 9/1/23 - 1/1/43,totaling $9,485,558)	9,299,567	9,299,567
RBC Capital Markets LLC, dated 3/28/13,due 4/1/13, 0.220%, total to be received $16,913,450 (secured by various U.S. Government Agencies, 2.500% - 4.000%, 7/1/27 - 4/1/43,totaling $17,251,298)	16,913,037	16,913,037
Total Repurchase Agreements		71,212,604

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.7%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	15,817,446	$15,817,446

Total Short-Term Investments (cost $87,030,050)		87,030,050

Value
Total Investments - 107.9% (cost $734,219,176)	$977,715,569
Other Assets, less Liabilities - (7.9)%	(71,992,002)
Net Assets - 100.0%	$905,723,567

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.5%
Consumer Discretionary - 16.4%
BorgWarner, Inc.*	345,200	$26,697,768
Coach, Inc.	327,700	16,381,723
Discovery Communications, Inc., Class C*	671,400	46,689,156
GNC Holdings, Inc., Class A	700,100	27,499,928
Hanesbrands, Inc.*	551,900	25,144,564
National CineMedia, Inc.	747,200	11,790,816
O’Reilly Automotive, Inc.*	251,600	25,801,580
Pool Corp.	475,500	22,824,000
Sally Beauty Holdings, Inc.*	863,900	25,381,382
Tiffany & Co.	202,600	14,088,804
Tractor Supply Co.	191,300	19,920,069
Virgin Media, Inc.	360,100	17,634,097
Wyndham Worldwide Corp.	375,300	24,199,344
Total Consumer Discretionary		304,053,231
Consumer Staples - 2.3%
Church & Dwight Co., Inc.	319,100	20,623,433
Hershey Co., The	248,800	21,777,464
Total Consumer Staples		42,400,897
Energy - 6.0%
Cameron International Corp.*	417,000	27,188,400
Concho Resources, Inc.*	172,800	16,835,904
Denbury Resources, Inc.*	1,227,300	22,889,145
Southwestern Energy Co.*	562,400	20,955,024
Whiting Petroleum Corp.*	470,700	23,930,388
Total Energy		111,798,861
Financials - 12.9%
Aflac, Inc.	264,900	13,780,098
Assured Guaranty, Ltd.	1,090,500	22,475,205
Axis Capital Holdings, Ltd.	716,700	29,829,054
Carlyle Group L.P., The	560,000	16,940,000
IntercontinentalExchange, Inc.*	180,300	29,401,521
Jones Lang LaSalle, Inc.	167,600	16,661,116
McGraw-Hill Cos., Inc., The	357,100	18,597,768
NASDAQ OMX Group, Inc., The	1,162,000	37,532,600
RenaissanceRe Holdings, Ltd.	595,300	54,761,647
Total Financials		239,979,009
Health Care - 10.0%
Ariad Pharmaceuticals, Inc.*	608,100	11,000,529
Boston Scientific Corp.*	2,086,400	16,294,784
Catamaran Corp.*	424,400	22,505,932

	Shares	Value
DaVita HealthCare Partners, Inc.*	650,000	$77,083,500
Health Management Associates, Inc., Class A*	1,726,100	22,214,907
Illumina, Inc.*	298,000	16,092,000
Salix Pharmaceuticals, Ltd.*	401,800	20,564,124
Total Health Care		185,755,776
Industrials - 19.8%
AMETEK, Inc.	482,700	20,929,872
Canadian Pacific Railway, Ltd.	68,400	8,924,148
Clean Harbors, Inc.*	516,975	30,031,078
Equifax, Inc.	271,200	15,618,408
IHS, Inc., Class A*	241,000	25,237,520
Kansas City Southern	217,500	24,120,750
L-3 Communications Holdings, Inc.	150,250	12,158,230
MRC Global, Inc.*	518,400	17,070,912
Nielsen Holdings N.V.	1,292,800	46,308,096
Nordson Corp.	303,400	20,009,230
Pall Corp.	202,300	13,831,251
Rockwell Collins, Inc.	311,100	19,636,632
Stericycle, Inc.*	191,400	20,322,852
TransDigm Group, Inc.	131,100	20,047,812
URS Corp.	611,600	28,995,956
W.W. Grainger, Inc.	81,500	18,335,870
WABCO Holdings, Inc.*	381,400	26,923,026
Total Industrials		368,501,643
Information Technology - 22.1%
Alliance Data Systems Corp.*,1	281,200	45,523,468
Altera Corp.	556,000	19,721,320
Amdocs, Ltd.	973,400	35,285,750
ANSYS, Inc.*	173,100	14,093,802
ASML Holding N.V.[1]	270,400	18,389,904
Check Point Software Technologies, Ltd.*	259,600	12,198,604
Citrix Systems, Inc.*	319,000	23,019,040
FleetCor Technologies, Inc.*	218,600	16,760,062
Gartner, Inc.*	616,500	33,543,765
Global Payments, Inc.	357,100	17,733,586
Informatica Corp.*	418,400	14,422,248
Maxim Integrated Products, Inc.	575,975	18,805,583
MICROS Systems, Inc.*	269,200	12,251,292
NeuStar, Inc., Class A*	922,900	42,942,537
SolarWinds, Inc.*	210,800	12,458,280
Solera Holdings, Inc.	363,400	21,197,122
Teradata Corp.*	256,000	14,978,560

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.1% (continued)
Trimble Navigation, Ltd.*	476,600	$14,278,936
Vantiv, Inc., Class A*	1,005,800	23,877,692
Total Information Technology		411,481,551
Materials - 3.5%
Airgas, Inc.	181,500	17,997,540
Ecolab, Inc.	355,900	28,536,062
Reliance Steel & Aluminum Co.	259,800	18,489,966
Total Materials		65,023,568
Telecommunication Services - 3.5%
SBA Communications Corp., Class A*	901,500	64,926,030
Total Common Stocks (cost $1,234,525,409)		1,793,920,566

	Principal
Short-Term Investments - 4.1%
Repurchase Agreements - 0.5%[3]
BNP Paribas Securities Corp, dated 3/28/13, due 4/1/13, 0.160%, total to be received $520,062 (secured by a U.S. Government Agency, 2.250%, 5/31/14, totaling $530,454)	$520,053	520,053
Citigroup Global Markets Inc., dated 3/28/13, due 4/1/13, 0.200%, total to be received $2,470,468 (secured by U.S. Government Agencies, 0.000% - 6.000%, 3/31/13 - 3/15/53, totaling $2,519,822)	2,470,413	2,470,413
Daiwa Capital Markets America, dated 3/28/13, due 4/1/13, 0.330%, total to be received $2,470,504 (secured by U.S. Government Agencies, 1.375% - 6.500%, 6/1/17 - 3/1/48, totaling $2,519,821)	2,470,413	2,470,413

	Principal	Value
Merrill Lynch, Pierce, Fenner & Smith, dated 3/28/13, due 4/1/13, 0.200%, total to be received $2,470,468 (secured by U.S. Government Agencies, 0.000% - 6.500%, 4/25/13 - 1/1/47, totaling $2,519,822)	$2,470,413	$2,470,413
RBC Capital Markets LLC, dated 3/28/13, due 4/1/13, 0.220%, total to be received $2,470,473 (secured by U.S. Government Agencies, 2.500% - 4.000%, 7/1/27 - 4/1/43, totaling $2,519,821)	2,470,413	2,470,413
Total Repurchase Agreements		10,401,705

	Shares
Other Investment Companies - 3.6%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	56,828,993	56,828,993
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.08%	10,029,024	10,029,024
Total Other Investment Companies		66,858,017
Total Short-Term Investments (cost $77,259,722)		77,259,722
Total Investments -100.6% (cost $1,311,785,131)		1,871,180,288
Other Assets, less Liabilities - (0.6)%		(11,979,433)
Net Assets - 100.0%		$1,859,200,855

TimesSquare International Small Cap Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 23.8%
Asics Corp. (Japan)	1,200	$19,841
CTS Eventim AG (Germany)	741	25,138
De’Longhi S.p.A. (Italy)	659	10,389
Dignity PLC (United Kingdom)	734	15,852
Don Quijote Co., Ltd. (Japan)	600	26,613
Emperor Watch & Jewellery, Ltd. (Hong Kong)	182,200	18,618
Greene King PLC (United Kingdom)	3,355	35,834
Invocare, Ltd. (Australia)	2,730	31,278
Izumi Co., Ltd. (Japan)	1,100	26,790
Koito Manufacturing Co., Ltd. (Japan)	2,365	40,836
Nitori Holdings Co., Ltd. (Japan)	390	30,111
Paddy Power PLC (Ireland)*	223	20,124
Sumitomo Rubber Industries, Ltd. (Japan)	2,600	43,650
Wotif.com Holdings, Ltd. (Australia)	4,195	21,701
Yoox S.p.A. (Italy)*	896	16,841
Total Consumer Discretionary		383,616
Consumer Staples - 5.4%
Distilleries Co. of Sri Lanka (Sri Lanka)	9,000	11,822
Sipef SA (Belgium)	167	13,525
Sugi Holdings Co., Ltd. (Japan)	1,000	35,678
Viscofan, S.A. (Spain)	503	26,374
Total Consumer Staples		87,399
Energy - 5.3%
Hunting PLC (United Kingdom)	1,664	22,564
Premier Oil PLC (United Kingdom)*	4,085	24,182
TGS Nopec Geophysical Co. ASA (Norway)	1,010	38,280
Total Energy		85,026
Financials - 18.2%
Aeon Mall Co., Ltd. (Japan)	300	9,161
Amlin PLC (United Kingdom)	6,295	40,548
Anadolu Hayat Emeklilik A.S. (Turkey)	6,210	20,622
Bank of Georgia Holdings PLC (United Kingdom)	995	23,319
Challenger, Ltd. (Australia)	8,095	32,591
Euler Hermes SA (France)	317	29,228
FBD Holdings PLC (Ireland)*	2,165	33,996
IFG Group PLC (Ireland)	6,415	11,677
kabu.com Securities Co., Ltd. (Japan)	3,200	19,547
Paragon Group of Cos. PLC (United Kingdom)	3,695	18,212
St. James’s Place PLC (United Kingdom)	3,190	24,668
Tokyo Tatemono Co., Ltd. (Japan)	2,720	19,445

	Shares	Value
Warsaw Stock Exchange (Poland)	890	$10,713
Total Financials		293,727
Health Care - 8.5%
CMIC Holdings Co., Ltd. (Japan)	1,180	23,543
DiaSorin S.p.A. (Italy)	475	16,645
Miraca Holdings, Inc. (Japan)	700	33,641
Orpea (France)	917	38,185
QIAGEN N.V. (Netherlands)*	555	11,587
Tecan Group AG (Switzerland)*	145	13,594
Total Health Care		137,195
Industrials - 18.8%
AirAsia BHD (Malaysia)	17,650	16,316
Andritz AG (Austria)	40	2,692
Bertrandt AG (Germany)	142	16,602
Haitian International Holdings, Ltd. (China)	12,000	18,674
IMI PLC (United Kingdom)	1,469	28,999
Nabtesco Corp. (Japan)	1,100	22,584
New Melrose PLC (United Kingdom)*	8,885	35,985
NORMA Group AG (Germany)	710	22,396
Outotec OYJ (Finland)	1,184	17,412
Palfinger AG (Austria)	1,035	30,057
THK Co., Ltd. (Japan)	1,400	27,818
Tomra Systems ASA (Norway)	1,945	18,981
Toshiba Machine Co., Ltd. (Japan)	4,700	23,215
Turk Traktor ve Ziraat Makineleri A.S. (Turkey)	675	22,214
Total Industrials		303,945
Information Technology - 9.9%
Atea ASA (Norway)	1,730	19,272
Horiba, Ltd. (Japan)	835	26,420
Lo-Q PLC (United Kingdom)*	1,465	13,584
Spectris PLC (United Kingdom)	872	32,556
Telecity Group PLC (United Kingdom)	2,255	31,023
Wirecard AG (Germany)	1,302	36,072
Total Information Technology		158,927
Materials - 5.3%
AZ Electronic Materials SA (Luxembourg)	3,190	18,459
Croda International PLC (United Kingdom)	498	20,801
Frutarom Industries, Ltd. (Israel)	500	6,744
JSR Corp. (Japan)	915	18,755
Regis Resources, Ltd. (Australia)*	4,765	20,674
Total Materials		85,433

TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 1.3%
Tower Bersama Infrastructure Tbk PT (Indonesia)*	33,320	$20,770
Utilities - 1.8%
Rubis SCA (France)	470	28,644
Total Common Stocks (cost $1,519,489)		1,584,682

	Shares	Value
Other Investment Companies - 2.8%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $45,880)	45,880	$45,880
Total Investments - 101.1% (cost $1,565,369)		1,630,562
Other Assets, less Liabilities - (1.1)%		(18,141)
Net Assets - 100.0%		$1,612,421

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 18.2%
Arctic Cat, Inc.*	123,800	$5,410,060
Asbury Automotive Group, Inc.*	78,257	2,871,249
Ascena Retail Group, Inc.*	191,000	3,543,050
Big Lots, Inc.*	71,200	2,511,224
Brunswick Corp.	123,800	4,236,436
Drew Industries, Inc.	98,200	3,565,642
Gildan Activewear, Inc.[1]	104,600	4,174,586
Group 1 Automotive, Inc.	21,100	1,267,477
Harman International Industries, Inc.	72,600	3,240,138
La-Z-Boy, Inc.	187,800	3,543,786
MDC Partners, Inc., Class A	245,500	3,969,735
Signet Jewelers, Ltd.	50,200	3,363,400
Valassis Communications, Inc.	99,300	2,966,091
Winnebago Industries, Inc.*	116,300	2,400,432
Total Consumer Discretionary		47,063,306
Consumer Staples - 0.6%
Central Garden and Pet Co.*	171,600	1,479,192
Energy - 4.6%
Bristow Group, Inc.	75,900	5,004,846
EPL Oil & Gas, Inc.*	168,600	4,520,166
TETRA Technologies, Inc.*	227,300	2,332,098
Total Energy		11,857,110
Financials - 15.6%
Aspen Insurance Holdings, Ltd.	69,373	2,676,410
BancorpSouth, Inc.	285,000	4,645,500
BBCN Bancorp, Inc.	225,200	2,941,112
Berkshire Hills Bancorp, Inc.	120,612	3,080,430
Brookline Bancorp, Inc.	321,200	2,935,768
First Midwest Bancorp, Inc.	266,800	3,543,104
Hanover Insurance Group, Inc., The	95,000	4,719,600
Park Sterling Corp.*	474,900	2,678,436
Reinsurance Group of America, Inc.	51,247	3,057,908
Sterling Financial Corp.	148,300	3,216,627
Symetra Financial Corp.	267,900	3,592,539
Validus Holdings, Ltd.	86,400	3,228,768
Total Financials		40,316,202
Health Care - 6.7%
Cambrex Corp.*	296,900	3,797,351
Health Management Associates, Inc., Class A*	278,600	3,585,582
Symmetry Medical, Inc.*	429,885	4,922,183

	Shares	Value
Teleflex, Inc.	60,150	$5,083,276
Total Health Care		17,388,392
Industrials - 31.4%
Avery Dennison Corp.	89,600	3,859,072
CBIZ, Inc.*	557,075	3,554,139
Columbus McKinnon Corp.*	155,850	3,000,113
CRA International, Inc.*	175,069	3,916,294
EnPro Industries, Inc.*	66,200	3,387,454
G&K Services, Inc., Class A	113,100	5,147,181
General Cable Corp.*	91,121	3,337,762
GP Strategies Corp.*	157,646	3,761,434
Harsco Corp.	127,000	3,145,790
Huron Consulting Group, Inc.*	122,700	4,947,264
Kaydon Corp.	121,700	3,113,086
Luxfer Holdings PLC, ADR	300,800	4,659,392
Manpower, Inc.	80,000	4,537,600
McGrath RentCorp	150,200	4,671,220
Quality Distribution, Inc.*	287,100	2,414,511
Rush Enterprises, Inc., Class A*	74,700	1,801,764
Spirit Aerosystems Holdings, Inc., Class A*	149,400	2,837,106
Steelcase, Inc., Class A	211,700	3,118,341
Swift Transportation Co.*	228,400	3,238,712
Trimas Corp.*	151,500	4,919,205
Triumph Group, Inc.	56,400	4,427,400
United Rentals, Inc.*	63,000	3,463,110
Total Industrials		81,257,950
Information Technology - 16.7%
Actuate Corp.*	234,800	1,408,800
Anixter International, Inc.	39,500	2,761,840
Benchmark Electronics, Inc.*	211,889	3,818,240
Fairchild Semiconductor International, Inc.*	302,000	4,270,280
Integrated Silicon Solution, Inc.*	325,500	2,984,835
Monotype Imaging Holdings, Inc.	199,600	4,740,500
NeuStar, Inc., Class A*	82,200	3,824,766
Plantronics, Inc.	90,700	4,008,033
Radisys Corp.*	346,900	1,706,748
Rudolph Technologies, Inc.*	186,800	2,200,504
Sanmina Corp.*	248,700	2,825,232
Virtusa Corp.*	222,501	5,286,624
Zebra Technologies Corp., Class A*	72,600	3,421,638
Total Information Technology		43,258,040
Materials - 2.4%
Caesar Stone Sdot Yam, Ltd.*	126,990	3,352,536

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.4% (continued)
Koppers Holdings, Inc.	65,100	$2,863,098
Total Materials		6,215,634
Total Common Stocks (cost $185,219,494)		248,835,826

	Principal
Short-Term Investments - 5.0%
Repurchase Agreements - 0.0%#,3
Citigroup Global Markets Inc., dated 03/28/13, due 04/01/13, 0.160%, total to be received $24,807 (secured by various U.S. Government Agency Obligations, 0.250% - 6.125%, 10/31/13 - 02/15/43, totaling $25,303)	$24,807	24,807

	Shares	Value
Other Investment Companies - 5.0%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	12,914,914	$12,914,914
Total Short-Term Investments (cost 12,939,721)		12,939,721
Total Investments - 101.2% (cost $198,159,215)		261,775,547
Other Assets, less Liabilities - (1.2)%		(3,044,893)
Net Assets - 100.0%		$258,730,654

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.8%
Consumer Discretionary -12.9%
BJ’s Restaurants, Inc.*	24,620	$819,354
Grand Canyon Education, Inc.*	101,595	2,579,497
Group 1 Automotive, Inc.	43,465	2,610,942
Hibbett Sports, Inc.*	35,210	1,981,267
Life Time Fitness, Inc.*	34,210	1,463,504
Monro Muffler Brake, Inc.	23,220	922,066
Ryland Group, Inc., The	55,640	2,315,737
Steiner Leisure, Ltd.*	24,420	1,180,951
Texas Roadhouse, Inc.	106,345	2,147,105
Tupperware Brands Corp.	26,090	2,132,597
Total Consumer Discretionary		18,153,020
Consumer Staples - 2.3%
Harris Teeter Supermarkets, Inc.	44,655	1,907,215
WD-40 Co.	24,385	1,335,566
Total Consumer Staples		3,242,781
Energy - 4.8%
Dril-Quip, Inc.*	25,096	2,187,618
Gulfport Energy Corp.*	90,355	4,140,970
Tesco Corp.*	36,520	489,003
Total Energy		6,817,591
Financials - 21.4%
American Campus Communities, Inc.	44,625	2,023,297
Cohen & Steers, Inc.	57,715	2,081,780
Glacier Bancorp, Inc.	108,720	2,063,506
Iberiabank Corp.	37,185	1,859,994
MarketAxess Holdings, Inc.	64,780	2,416,294
Mid-America Apartment Communities, Inc.	34,715	2,397,418
National Health Investors, Inc.	31,740	2,077,383
Pebblebrook Hotel Trust	53,690	1,384,665
Portfolio Recovery Associates, Inc.*	22,393	2,842,120
ProAssurance Corp.	46,755	2,212,914
Signature Bank*	44,745	3,524,116
Stifel Financial Corp.*	61,230	2,122,844
SVB Financial Group*	30,925	2,193,819
Umpqua Holdings Corp.	77,215	1,023,871
Total Financials		30,224,021
Health Care - 12.2%
Acadia Healthcare Co., Inc.*	1,800	52,902
Air Methods Corp.	48,795	2,353,871
Cubist Pharmaceuticals, Inc.*	45,830	2,145,761
Hanger, Inc.*	73,230	2,308,942
HMS Holdings Corp.*	80,520	2,186,118

	Shares	Value
ICU Medical, Inc.*	38,185	$2,251,006
IPC The Hospitalist Co., Inc.*	40,145	1,785,650
Landauer, Inc.	5,970	336,589
Medidata Solutions, Inc.*	26,420	1,531,832
West Pharmaceutical Services, Inc.	35,010	2,273,549
Total Health Care		17,226,220
Industrials - 17.3%
CLARCOR, Inc.	47,205	2,472,598
Corporate Executive Board Co., The	35,150	2,044,324
Healthcare Services Group, Inc.	76,335	1,956,466
Heartland Express, Inc.	132,420	1,766,483
II-VI, Inc.*	69,440	1,183,258
Middleby Corp.*	21,873	3,327,977
Nordson Corp.	33,515	2,210,314
Proto Labs, Inc.*	25,900	1,271,690
RBC Bearings, Inc.*	40,695	2,057,539
Ritchie Bros. Auctioneers, Inc.	80,210	1,740,557
Toro Co., The	41,410	1,906,516
Universal Forest Products, Inc.	32,320	1,286,659
US Ecology, Inc.	43,960	1,167,138
Total Industrials		24,391,519
Information Technology - 19.5%
Blackbaud, Inc.	56,610	1,677,354
Cardtronics, Inc.*	57,340	1,574,556
Cavium, Inc.*	37,765	1,465,660
Cognex Corp.	51,415	2,167,142
Cohu, Inc.	72,150	675,324
CoStar Group, Inc.*	16,658	1,823,385
FEI Co.	42,085	2,716,587
Harmonic, Inc.*	63,325	366,652
Hittite Microwave Corp.*	35,645	2,158,661
NIC, Inc.	87,535	1,677,171
Power Integrations, Inc.	37,590	1,631,782
PROS Holdings, Inc.*	62,305	1,692,827
Rofin-Sinar Technologies, Inc.*	60,625	1,642,331
SciQuest, Inc.*	45,105	1,084,324
Solera Holdings, Inc.	26,955	1,572,285
Sourcefire, Inc.*	11,585	686,179
Tyler Technologies, Inc.*	46,760	2,864,518
Total Information Technology		27,476,738
Materials - 3.3%
Compass Minerals International, Inc.	16,578	1,308,004
Flotek Industries, Inc.*	48,515	793,220

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.3% (continued)
Silgan Holdings, Inc.	54,285	$2,564,966
Total Materials		4,666,190
Utilities - 3.1%
Cleco Corp.	62,950	2,960,538
NorthWestern Corp.	36,210	1,443,331
Total Utilities		4,403,869
Total Common Stocks (cost $108,577,162)		136,601,949
Exchange Traded Funds - 1.4%
Clearbridge Energy MLP Fund, Inc.	29,075	778,047

	Shares	Value
Tortoise Energy Infrastructure Corp.	23,070	$1,139,197
Total Exchange Traded Funds (cost $1,490,887)		1,917,244
Other Investment Companies - 2.6%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $3,709,351)	3,709,351	3,709,351
Total Investments - 100.8% (cost $113,777,400)		142,228,544
Other Assets, less Liabilities - (0.8)%		(1,152,142)
Net Assets - 100.0%		$141,076,402

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds - 98.8%
Alabama - 1.3%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$1,415,000	$1,420,504
Prattville Industrial Development Board Environmental Improvement Revenue, International Paper Co. Project, Series 2006 A, 4.750%, 12/01/30	3,000,000	3,008,730
Total Alabama		4,429,234
Arizona - 6.9%
Apache County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 4.500%, 03/01/30	5,555,000	5,748,647
Maricopa County Pollution Control Corp., El Paso Electric Co. Palo Verde Project, Series 2012 A, 4.500%, 08/01/42	3,530,000	3,638,371
Phoenix Industrial Development Authority, Rowan University, 5.000%, 06/01/42	7,500,000	8,058,225
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	3,025,000	3,302,544
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2012 A, 4.500%, 06/01/30	2,500,000	2,600,800
Total Arizona		23,348,587
California - 6.9%
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.250%, 02/01/37	305,000	320,711
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	3,380,000	3,668,449
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	134,123
California State Public Works Board Revenue, Series 2012 A, 5.000%, 04/01/37	10,165,000	11,014,387
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	534,945
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	2,260,000	2,481,683
Sacramento County Public Facilities Financing Corporation COP, 5.750%, 02/01/30	1,935,000	2,126,971
San Diego Public Facilities Financing Authority Lease Revenue, Capital Improvement Project, Series 2012 A, 5.000%, 04/15/37	3,000,000	3,181,140
Total California		23,462,409
Colorado - 2.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	6,905,000	9,382,031
Connecticut - 0.1%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	180,000	180,625
District of Columbia - 3.9%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (FGIC Insured)[5]	5,025,000	5,226,151
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/35 (FGIC Insured)[5]	2,010,000	2,071,868
District of Columbia Student Dorm Revenue, Howard University, Series 2013, 5.000%, 10/01/45	5,600,000	5,840,800
Total District of Columbia		13,138,819
Florida - 5.3%
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	3,800,000	4,223,548
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/29	7,000,000	7,559,790
Miami-Dade County Special Obligation Revenue, Series 2012 B, 5.000%, 10/01/35	2,000,000	2,188,120
Miami-Dade County Special Obligation Revenue, Series 2012 B, 5.000%, 10/01/37	2,475,000	2,699,557
Seminole Indian Tribe of Florida, Inc., Series 2010 A, 5.125%, 10/01/17 (a)	1,275,000	1,334,135

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Florida - 5.3% (continued)
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	$50,000	$54,020
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	164,073
Total Florida		18,223,243
Georgia - 0.0%#
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,015
Guam - 0.6%
Guam Power Authority Revenue, Series 2012 A, 5.000%, 10/01/30 (AGM Insured)[5]	1,000,000	1,133,240
Guam Power Authority Revenue, Series 2012 A, 5.000%, 10/01/34	1,000,000	1,079,170
Total Guam		2,212,410
Hawaii - 0.6%
Hawaii Pacific Health Special Purpose Revenue, Series 2010 B, 5.750%, 07/01/40	1,750,000	1,922,375
Illinois - 1.4%
Illinois State General Obligation, 5.000%, 08/01/25	1,215,000	1,343,632
Illinois State General Obligation, 5.000%, 03/01/37	1,200,000	1,277,136
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	1,755,000	2,130,710
Total Illinois		4,751,478
Indiana - 5.4%
Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	1,940,000	2,073,472
Indiana State Finance Authority Hospital Revenue, Community Health Network, Series 2012 A, 5.000%, 05/01/42	9,585,000	10,406,435
Indiana State Finance Authority Midwestern Division, Ohio Valley Electric Corp., Series 2012 A, 5.000%, 06/01/39	5,550,000	5,897,485
Total Indiana		18,377,392
Iowa - 2.5%
Iowa Finance Authority, Alcoa Inc. Project, 4.750%, 08/01/42	8,380,000	8,429,693
Kentucky - 1.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,655,000	1,965,528
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,755,000	1,957,474
Total Kentucky		3,923,002
Louisiana - 1.5%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	4,500,000	5,186,385
Maine - 1.6%
Maine Health & Higher Educational Facilities Authority Revenue, Eastern Maine Medical Center Obligation Group, Series 2013, 5.000%, 07/01/43	5,000,000	5,368,700
Maryland - 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue, Frederick Memorial Hospital, Series 2012 A, 4.000%, 07/01/38	3,000,000	2,916,120
Massachusetts - 2.5%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	945,000	1,129,738
Massachusetts State Development Finance Agency Revenue, Covanta Energy Project, Series 2012 B, 4.875%, 11/01/42	5,000,000	5,051,900
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,090,000	2,367,886
Total Massachusetts		8,549,524

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Michigan - 1.5%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	$4,590,000	$5,171,966
Mississippi - 0.2%
Warren County, Mississippi, Gulf Opportunity Zone Revenue, International Paper Co. Project, Series 2011 A, 5.375%, 12/01/35	675,000	746,503
Nebraska - 1.7%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,205,000	5,643,677
New Hampshire - 2.2%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	6,985,000	7,437,349
New Jersey - 5.2%
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,420,000	1,592,175
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	1,200,000	1,289,592
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	2,715,000	3,075,036
New Jersey State Educational Facilities Authority Revenue, University Medical and Dentistry, Series 2009 B, 7.500%, 12/01/32	570,000	708,920
New Jersey State Turnpike Authority, Series 2013 A, 5.000%, 01/01/38[6]	10,000,000	11,058,900
Total New Jersey		17,724,623
New York - 2.2%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,655,000	5,236,782
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,810,000	2,118,315
Total New York		7,355,097
North Carolina - 0.1%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Co. Projects, Series 2009 A, 6.250%, 11/01/33	200,000	227,154
Columbus County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	139,614
Total North Carolina		366,768
North Dakota - 3.1%
Grand Forks Health Care Revenue, Altru Health System, 5.000%, 12/01/35	9,730,000	10,659,604
Ohio - 7.9%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	12,310,000	13,608,090
Cleveland Airport System Revenue, Series 2012 A, 5.000%, 01/01/31	5,805,000	6,418,879
Cleveland Airport System Revenue, Series 2012 A, 5.000%, 01/01/31 (AGM Insured)[5]	3,600,000	4,023,720
Ohio State Water Development Authority, Environment Improvement Revenue, US Steel Corp. Project, Series 2011, 6.600%, 05/01/29	2,660,000	2,913,019
Total Ohio		26,963,708
Pennsylvania - 6.9%
Allegheny County Industrial Development Authority, 6.875%, 05/01/30	1,230,000	1,342,754
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	5,180,000	5,724,366
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	3,135,000	3,274,131
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	9,215,000	10,228,374
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,350,000	1,447,335

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Pennsylvania - 6.9% (continued)
Philadelphia General Obligation, Series 2011, 6.000%, 08/01/36	$1,025,000	$1,175,757
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	325,000	367,926
Total Pennsylvania		23,560,643
Tennessee - 3.1%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	175,000	215,744
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2012 A, 5.000%, 08/15/42	8,275,000	8,915,816
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	1,185,000	1,342,226
Total Tennessee		10,473,786
Texas - 12.3%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,505,000	4,074,037
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 A, 4.750%, 05/01/38	2,500,000	2,567,700
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 B, 4.750%, 11/01/42	1,510,000	1,535,534
Gulf Coast Industrial Development Authority, CITGO Petroleum Project, 4.875%, 05/01/25	5,000,000	5,131,900
Gulf Coast Waste Disposal Authority, International Paper Co. Project, Series 2002 A, 6.100%, 08/01/24	315,000	316,188
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project, Series 2003 A, 5.200%, 05/01/28	360,000	387,720
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co. - Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	10,370,000	11,301,848
North Texas Tollway Authority Capital Appreciation Revenue, Special Projects System, Series 2011 B, 4.140%, 09/01/37[7]	2,000,000	605,100
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 A, 6.250%, 12/15/26	5,035,000	6,518,613
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	3,355,000	4,047,707
Texas State Transportation Commission Revenue, Series 2012 A, 5.000%, 08/15/41	5,000,000	5,379,100
Total Texas		41,865,447
Virgin Islands - 2.3%
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	7,250,000	7,986,600
Virginia - 2.5%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	2,500,000	2,638,500
Industrial Development Authority of Washington County, Virginia, Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	110,000	136,326
Route 460 Funding Corp. Toll Road Revenue, Series 2012 A, 5.125%, 07/01/49	5,500,000	5,905,460
Total Virginia		8,680,286
West Virginia - 2.3%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[8]	7,050,000	7,875,978
Total Municipal Bonds (cost $319,612,243)		336,324,077

	Shares
Other Investment Companies - 2.8%[4]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $9,644,110)	9,644,110	9,644,110
Total Investments - 101.6% (cost $329,256,353)		345,968,187
Other Assets, less Liabilities - (1.6)%		(5,339,299)
Net Assets - 100.0%		$340,628,888

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds - 96.2%
Arizona - 3.8%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	$1,075,000	$1,321,723
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/21	1,000,000	1,243,270
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	2,045,000	2,548,663
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	630,000	752,661
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	1,040,000	1,261,905
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)[5]	555,000	663,858
Total Arizona		7,792,080
California - 10.4%
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	780,000	943,168
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)[5]	215,000	242,778
California State Public Works Board Lease Revenue, California State Prison Project, Series 2011 C, 5.250%, 10/01/22	1,000,000	1,213,550
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	294,800
California State Public Works Board Lease Revenue, Various Capital Projects, Series 2012 A, 5.000%, 04/01/18	1,000,000	1,176,770
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)[5]	370,000	449,820
California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,125,000	2,560,243
California State Tax Exempt General Obligation, 5.000%, 09/01/25	1,700,000	1,974,499
California State Tax Exempt General Obligation, 5.250%, 09/01/23	1,650,000	1,996,417
East Bay Municipal Utility District, Water Revenue, Series 2012 B, 5.000%, 06/01/19	2,000,000	2,451,360
Los Angeles County Metropolitan Transportation Authority, Series 2013 A, 5.000%, 07/01/20[6]	3,000,000	3,729,810
Los Angeles Unified School District General Obligation, Series 2005 A1, 5.500%, 07/01/18 (FGIC Insured)[5]	1,235,000	1,515,407
Los Angeles Unified School District General Obligation, Series 2007 H, 5.000%, 07/01/21 (AGM Insured)[5]	1,515,000	1,756,597
San Francisco City & County Airport Commission Revenue, San Francisco International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)[5]	575,000	696,314
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	242,152
Total California		21,243,685
Colorado - 0.1%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	250,000	285,560
Florida - 6.7%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22	670,000	795,350
Florida State Board of Education Capital Outlay, Series 2011 C, 5.000%, 06/01/22	3,655,000	4,492,214
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18[6]	100,000	109,460
JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,500,000	1,794,210
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	370,000	439,867
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)[5]	520,000	617,328

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Florida - 6.7% (continued)
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	$715,000	$883,769
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	700,000	856,891
Tampa Bay Regional Water Supply Authority Revenue, 5.000%, 10/01/19	1,610,000	1,985,484
Tampa Bay Regional Water Supply Authority Revenue, Series 2011 B, 5.000%, 10/01/19	1,380,000	1,688,347
Total Florida		13,662,920
Georgia - 0.2%
Atlanta Airport Revenue, Series 2012 B, 5.000%, 01/01/18	400,000	472,932
Illinois - 5.2%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	345,000	400,628
Chicago Second Lien Water Revenue, Series 2010 A, 5.000%, 11/01/22	315,000	373,347
Chicago Transit Authority Capital Grants Revenue, Series 2006 A, Federal Section 5307 Funds, 5.000%, 06/01/17 (AMBAC Insured)[5]	1,040,000	1,183,125
Chicago Waterworks Revenue, 5.000%, 11/01/22	1,730,000	2,126,101
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (FGIC Insured)[5]	300,000	372,729
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	595,000	716,279
Illinois State Sales Tax Revenue, Series 2009 B, 5.000%, 06/15/20	390,000	476,202
Illinois State Toll Highway Authority Revenue, Series 2005 A, 5.000%, 01/01/17 (AGM Insured)[5]	650,000	717,977
Illinois State Unemployment Insurance, Series 2012 B, 5.000%, 12/15/18	1,500,000	1,702,710
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,000,000	2,457,260
Total Illinois		10,526,358
Iowa - 0.4%
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	630,000	769,835
Kansas - 0.5%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)[5]	410,000	430,795
Wichita Hospital Revenue, Series 2011 IV-A, 5.000%, 11/15/20	510,000	597,914
Total Kansas		1,028,709
Kentucky - 1.2%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	500,000	606,265
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series 2012 A, 5.000%, 07/01/19	1,500,000	1,821,765
Total Kentucky		2,428,030
Louisiana - 2.1%
Louisiana Gasoline & Fuels Tax Revenue, Series 2012 A-1, 5.000%, 05/01/19	500,000	607,770
Louisiana State General Obligation, Series 2012 C, 5.000%, 07/15/22	3,000,000	3,767,670
Total Louisiana		4,375,440
Maine - 0.3%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	600,000	704,634
Massachusetts - 5.1%
Massachusetts State Bay Transportation Authority Sales Tax Revenue, Series 2004 C, 5.500%, 07/01/23	1,750,000	2,284,520
Massachusetts State General Obligation, Series 2005 A, 5.000%, 03/01/18 (AGM Insured)[5]	2,000,000	2,166,160
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,655,000	1,976,517

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts - 5.1% (continued)
Massachusetts State School Building Authority Sales Tax Revenue, Series 2012 A, 5.000%, 08/15/21	$2,550,000	$3,192,345
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	650,000	779,883
Total Massachusetts		10,399,425
Michigan - 5.7%
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/20	1,665,000	2,022,159
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	3,025,000	3,416,495
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/18 (FGIC Insured)[5]	590,000	675,874
Michigan State Trunk Line Fund, Series 2006, 5.000%, 09/01/19 (AGM Insured)[5]	2,965,000	3,265,532
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (FGIC Insured)[5]	1,000,000	1,143,650
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,178,160
Total Michigan		11,701,870
Nebraska - 2.5%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/27	1,025,000	1,149,968
Nebraska Public Power District Revenue, Series 2012 B, 5.000%, 01/01/20	2,010,000	2,428,080
Nebraska Public Power District Revenue, Series 2012 C, 5.000%, 01/01/21	1,250,000	1,444,025
Total Nebraska		5,022,073
New Jersey - 6.3%
New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,875,000	2,260,294
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,353,460
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	610,000	719,672
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,510,000	3,030,298
New Jersey Transportation Trust Fund Authority, Series 2003 B, 5.250%, 12/15/19	1,060,000	1,294,313
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	1,065,000	1,277,393
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,868,029
Total New Jersey		12,803,459
New York - 16.3%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,510,000	1,802,427
Metropolitan Transportation Authority Revenue, Series 2005 C, 5.000%, 11/15/18	575,000	688,488
Metropolitan Transportation Authority Revenue, Series 2005 G, 5.000%, 11/15/18	460,000	550,790
Metropolitan Transportation Authority Revenue, Series 2012 A, 5.000%, 11/15/23	2,185,000	2,710,493
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	2,130,000	2,569,462
New York City General Obligation, Series 2010 E, 5.000%, 08/01/18	765,000	914,588
New York City General Obligation, Series 2013 H, 5.000%, 08/01/25	2,000,000	2,440,340
New York City Health & Hospital Corp., 5.000%, 02/15/23	1,000,000	1,222,270
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	150,000	176,724
New York City Transitional Finance Authority Future Tax Secured Revenue, Series H, 5.000%, 11/01/21[8]	3,000,000	3,740,940
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,135,000	1,405,232
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2005 B, 5.000%, 04/01/17 (FGIC Insured)[5]	1,175,000	1,307,469
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	2,565,000	3,093,903
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	675,000	799,153
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/21	2,710,000	3,307,907

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York - 16.3% (continued)
Sales Tax Asset Receivable Corp., Series 2004 A, 5.250%, 10/15/19	$2,000,000	$2,146,200
Tobacco Settlement Financing Corp., Asset-Backed Revenue, Series 2011 B, 5.000%, 06/01/17	500,000	584,430
Triborough Bridge & Tunnel Authority Revenue, Series 2013 A, 5.000%, 11/15/22	1,000,000	1,233,670
Triborough Bridge & Tunnel Authority Revenue, Series 2013 B, 5.000%, 11/15/21	1,525,000	1,903,215
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	540,000	651,969
Total New York		33,249,670
North Carolina - 2.8%
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23[9]	3,000,000	3,612,780
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	280,000	328,849
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2012 A, 5.000%, 01/01/19	1,450,000	1,730,938
Total North Carolina		5,672,567
Ohio - 4.9%
American Municipal Power, Inc., 5.000%, 02/15/23	2,000,000	2,360,500
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,216,490
Ohio Major New Street Infrastructure Project Revenue, Series 2008-1, 5.750%, 06/15/18	1,640,000	2,012,247
Ohio State Adult Correctional Building Fund Project, Series 2013, 5.000%, 10/01/21	2,200,000	2,697,838
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,350,000	1,687,217
Total Ohio		9,974,292
Oklahoma - 1.0%
Oklahoma Turnpike Authority, Refunding Second Senior Revenue, Series 2011 A, 5.000%, 01/01/18	1,750,000	2,066,418
Oregon - 1.2%
Oregon State Facilities Authority, Legacy Health Project, Series 2011 A, 5.250%, 05/01/19	1,000,000	1,189,520
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,020,000	1,218,523
Total Oregon		2,408,043
Pennsylvania - 3.7%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series 2008 B, 5.000%, 06/15/18	740,000	875,590
Monroeville Finance Authority, University of Pittsburgh Medical Center, 5.000%, 02/15/22	1,260,000	1,522,445
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	2,185,000	2,576,727
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	375,000	450,945
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	355,248
Philadelphia Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)[5]	520,000	614,416
Philadelphia Water and Wastewater Revenue, Series 2011 B, 5.000%, 11/01/18	1,000,000	1,184,830
Total Pennsylvania		7,580,201
South Carolina - 1.3%
South Carolina Transportation Infrastructure Bank, Series 2012 A, 5.000%, 10/01/21	2,120,000	2,627,655
Texas - 2.7%
Houston Public Improvement General Obligation, Series 2006 A, 5.000%, 03/01/20 (AGM Insured)[5]	1,015,000	1,135,856
Lake Travis Independent School District, Series 2013, 5.000%, 02/15/21	1,500,000	1,860,525
Texas State Transportation Commission Mobility Fund, 5.000%, 04/01/21	250,000	290,982
Texas Tech University, Series 2012 A, 5.000%, 08/15/19	1,180,000	1,439,482
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	615,000	731,401
Total Texas		5,458,246

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Vermont - 0.2%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	$400,000	$481,672
Virginia - 1.0%
Virginia College Building Authority, Series 2010 B, 5.000%, 09/01/19	1,680,000	2,050,742
Washington - 9.6%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,050,000	1,310,904
Grant County Public Utility District No. 2, Electric System Revenue, Series 2011 I, 5.000%, 01/01/20	1,030,000	1,243,509
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,035,000	3,705,067
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	945,000	1,153,231
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2011 B, 5.000%, 10/01/18	825,000	987,327
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21	1,500,000	1,832,895
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20[9]	3,520,000	4,325,587
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,717,690
Washington State General Obligation, Series 2006 A, 5.000%, 07/01/18 (AMBAC Insured)[5]	1,150,000	1,263,712
Total Washington		19,539,922
Wisconsin - 1.0%
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/23	1,695,000	2,088,291
Total Municipal Bonds (cost $190,790,739)		196,414,729

	Shares
Other Investment Companies - 5.3%[4]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $10,752,083)	10,752,083	10,752,083
Total Investments - 101.5% (cost $201,542,822)		207,166,812
Other Assets, less Liabilities - (1.5)%		(3,002,160)
Net Assets - 100.0%		$204,164,652

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.0%
Consumer Discretionary - 23.2%
AutoZone, Inc.*	1,370	$543,575
CBS Corp., Class B	10,952	511,349
Chico’s FAS, Inc.	27,744	466,099
Coach, Inc.	10,139	506,849
Expedia, Inc.	7,504	450,315
Foot Locker, Inc.	15,543	532,192
Home Depot, Inc., The	7,190	501,718
Macy’s, Inc.	12,194	510,197
O’Reilly Automotive, Inc.*	4,964	509,058
PetSmart, Inc.	8,226	510,835
Ross Stores, Inc.	8,682	526,303
Scripps Networks Interactive, Inc., Class A	7,776	500,308
TJX Cos., Inc.	11,104	519,112
Total Consumer Discretionary		6,587,910
Consumer Staples - 1.8%
CVS Caremark Corp.	9,150	503,158
Financials - 7.3%
American Express Co.	7,600	512,696
BlackRock, Inc.	1,969	505,797
Franklin Resources, Inc.	3,517	530,399
Raymond James Financial, Inc.	11,337	522,636
Total Financials		2,071,528
Health Care - 19.9%
Agilent Technologies, Inc.	10,926	458,564
Becton, Dickinson and Co.	5,632	538,476
Celgene Corp.*	4,481	519,393
Cooper Cos., Inc., The	4,765	514,048
CR Bard, Inc.	4,765	480,217
Gilead Sciences, Inc.*	12,474	610,353
McKesson Corp.	4,486	484,309
Medtronic, Inc.	10,788	506,604
Mylan, Inc.*	16,257	470,478
Stryker Corp.	8,427	549,777
UnitedHealth Group, Inc.	9,216	527,247
Total Health Care		5,659,466
Industrials - 7.2%
Boeing Co., The	6,045	518,963

	Shares	Value
Danaher Corp.	7,954	$494,341
Equifax, Inc.	9,092	523,608
Union Pacific Corp.	3,561	507,122
Total Industrials		2,044,034
Information Technology - 35.1%
Accenture PLC, Class A	7,045	535,209
Apple, Inc.	1,127	498,844
Broadcom Corp., Class A	14,661	508,297
Cisco Systems, Inc.	22,532	471,144
EMC Corp.*	20,427	488,001
Fidelity National Information Services, Inc.	12,972	513,951
Google, Inc., Class A*	628	498,651
Intel Corp.	23,671	517,211
International Business Machines Corp.	2,455	523,651
Intuit, Inc.	7,796	511,807
KLA-Tencor Corp.	8,997	474,502
Microsoft Corp.	17,346	496,269
NetApp, Inc.*	13,249	452,586
Oracle Corp.	13,265	428,990
QUALCOMM, Inc.	7,219	483,312
Symantec Corp.*	20,851	514,603
Synopsys, Inc.*	13,992	502,033
Teradata Corp.*	8,851	517,872
Visa, Inc., Class A	2,879	488,969
Western Digital Corp.	10,578	531,862
Total Information Technology		9,957,764
Materials - 3.5%
Monsanto Co.	4,703	496,778
PPG Industries, Inc.	3,683	493,301
Total Materials		990,079
Total Common Stocks (cost $22,888,956)		27,813,939
Other Investment Companies - 2.1%[4] Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $583,439)	583,439	583,439
Total Investments - 100.1% (cost $23,472,395)		28,397,378
Other Assets, less Liabilities - (0.1)%		(30,543)
Net Assets - 100.0%		$28,366,835

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments

March 31, 2013 (Unaudited)

Yacktman Fund

	Number of Shares	Value
COMMON STOCKS - 83.49%
Beverages - 10.75%
Coca-Cola Co.	9,100,000	$368,004,000
PepsiCo, Inc.	9,200,000	727,812,000

		1,095,816,000

Capital Markets - 2.70%
Bank of New York Mellon Corp.	4,200,000	117,558,000
Goldman Sachs Group, Inc.	350,000	51,502,500
Janus Capital Group, Inc.	4,130,000	38,822,000
State Street Corp.	1,140,000	67,362,600

		275,245,100

Chemicals - 0.45%
Sigma-Aldrich Corp.	587,500	45,637,000

Commercial Banks - 2.27%
The Bancorp, Inc. (a)	760,000	10,526,000
U.S. Bancorp	6,500,000	220,545,000

		231,071,000

Communications Equipment - 4.98%
Cisco Systems, Inc.	22,500,000	470,475,000
Research In Motion Ltd. (a)	2,564,000	37,049,800

		507,524,800

Computers & Peripherals - 1.91%
Dell, Inc.	6,437,000	92,242,210
Hewlett-Packard Co.	4,295,000	102,392,800

		194,635,010

Diversified Consumer Services - 0.56%
Apollo Group, Inc., Class A (a)	3,300,000	57,387,000

Diversified Financial Services - 0.66%
Bank of America Corp.	5,000,000	60,900,000
Resource America, Inc., Class A	659,226	6,565,891

		67,465,891

Electronic Equipment, Instruments & Components - 0.82%
Corning, Inc.	6,250,000	83,312,500

Food & Staples Retailing - 4.39%
Sysco Corp.	12,710,000	447,010,700

Food Products - 0.35%
Lancaster Colony Corp.	460,000	35,420,000

Health Care Equipment & Supplies - 7.44%
Becton, Dickinson & Co.	800,000	76,488,000
C.R. Bard, Inc.	3,020,000	304,355,600
Covidien Plc	850,000	57,664,000
Stryker Corp.	4,900,000	319,676,000

		758,183,600

Health Care Providers & Services - 1.68%
Patterson Companies, Inc.	2,050,000	77,982,000
WellPoint, Inc.	1,406,800	93,172,364

		171,154,364

Household Products - 10.43%
Clorox Co.	2,365,000	209,373,450
Colgate-Palmolive Co.	670,000	79,080,100
Procter & Gamble Co.	10,050,000	774,453,000

		1,062,906,550

Internet Software & Services - 0.67%
eBay, Inc. (a)	1,250,000	67,775,000

Media - 15.71%
Comcast Corp., Class A	4,700,000	186,214,000
Liberty Interactive Corp., Series A (a)	2,900,000	62,002,000
News Corp., Class A	32,400,000	988,848,000
Viacom, Inc., Class B	5,900,000	363,263,000

		1,600,327,000

Oil, Gas & Consumable Fuels - 2.64%
ConocoPhillips	2,750,000	165,275,000
Exxon Mobil Corp.	1,150,000	103,626,500

		268,901,500

Personal Products - 1.71%
Avon Products, Inc.	8,400,000	174,132,000

Pharmaceuticals - 5.45%
Johnson & Johnson	4,050,000	330,196,500
Pfizer, Inc.	7,800,000	225,108,000

		555,304,500

Semiconductor & Semiconductor Equipment - 0.49%
Intel Corp.	2,300,000	50,255,000

Software - 4.89%
Microsoft Corp.	17,400,000	497,814,000

Specialty Retail - 1.52%
Staples, Inc.	2,000,000	26,860,000
Wal-Mart Stores, Inc.	1,700,000	127,211,000

		154,071,000

Transportation - 1.02%
C.H. Robinson Worldwide, Inc.	1,750,000	104,055,000

TOTAL COMMON STOCKS (Cost $6,269,215,627)		8,505,404,515
OTHER INVESTMENT COMPANIES - 16.44%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	450,115,192	450,115,192
JPMorgan Liquid Assets Money Market Fund, Capital Class Shares, 0.08%	470,000,000	470,000,000
JPMorgan Prime Money Market Fund, Capital Class Shares, 0.01%	754,901,921	754,901,921

TOTAL OTHER INVESTMENT COMPANIES (Cost $1,675,017,113)		1,675,017,113

Total Investments (Cost $7,944,232,740) - 99.93%		10,180,421,628
Other Assets, less Liabilities - 0.07%		7,538,261

TOTAL NET ASSETS - 100.00%		$10,187,959,889

PLC Public Limited Company

(a) Non-income producing security.

1	Yield shown for each investment company represents the March 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

At March 31, 2013, the approximate cost of investments for federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost was as follows:

Cost of investments	$7,944,232,740

Gross unrealized appreciation	2,354,756,203
Gross unrealized depreciation	(118,567,315)

Net unrealized appreciation	$2,236,188,888

Fair Valuation Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value, measurments based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of March 31, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

As of March 31, 2013 all securities in the Fund were all Level 1 inputs. For a detailed break-out of the securities by major industry classification, please refer to the Schedule of Portfolio Investments.

Schedule of Portfolio Investments

March 31, 2013 (Unaudited)

Yacktman Focused Fund

	Number of Shares	Value
COMMON STOCKS - 83.60%
Beverages - 12.51%
Coca-Cola Co.	9,000,000	$363,960,000
PepsiCo, Inc.	9,300,000	735,723,000

		1,099,683,000

Capital Markets - 2.10%
Bank of New York Mellon Corp.	2,250,000	62,977,500
Goldman Sachs Group, Inc.	250,000	36,787,500
Northern Trust Corp.	550,000	30,008,000
State Street Corp.	925,000	54,658,250

		184,431,250

Chemicals - 0.45%
Sigma-Aldrich Corp.	504,600	39,197,328

Commercial Banks - 1.60%
The Bancorp, Inc. (a)	336,000	4,653,600
U.S. Bancorp	4,000,000	135,720,000

		140,373,600

Communications Equipment - 5.11%
Cisco Systems, Inc.	19,998,000	418,158,180
Research In Motion Ltd. (a)	2,190,000	31,645,500

		449,803,680

Computers & Peripherals - 1.80%
Dell, Inc.	5,700,000	81,681,000
Hewlett-Packard Co.	3,200,000	76,288,000

		157,969,000

Diversified Consumer Services - 0.53%
Apollo Group, Inc., Class A (a)	2,705,000	47,039,950

Diversified Financial Services - 0.02%
Resource America, Inc., Class A	215,000	2,141,400

Electronic Equipment, Instruments & Components - 0.81%
Corning, Inc.	5,350,000	71,315,500

Food & Staples Retailing - 4.80%
Sysco Corp.	12,000,000	422,040,000

Health Care Equipment & Supplies - 9.19%
Becton, Dickinson & Co.	770,000	73,619,700
C.R. Bard, Inc.	3,450,000	347,691,000
Covidien Plc	800,000	54,272,000
Stryker Corp.	5,100,000	332,724,000

		808,306,700

Health Care Providers & Services - 1.49%
Patterson Companies, Inc.	650,000	24,726,000
WellPoint, Inc.	1,600,000	105,968,000

		130,694,000

Household Products - 13.20%
Clorox Co.	3,100,000	274,443,000
Procter & Gamble Co.	11,500,000	886,190,000

		1,160,633,000

Media - 13.28%
Comcast Corp., Class A	2,300,000	91,126,000
News Corp., Class A	29,220,000	891,794,400
Viacom, Inc., Class B	3,000,000	184,710,000

		1,167,630,400

Oil, Gas & Consumable Fuels - 2.39%
ConocoPhillips	2,000,000	120,200,000
Exxon Mobil Corp.	1,000,000	90,110,000

		210,310,000

Personal Products - 1.70%
Avon Products, Inc.	7,200,000	149,256,000

Pharmaceuticals - 5.36%
Johnson & Johnson	3,800,000	309,814,000
Pfizer, Inc.	5,600,000	161,616,000

		471,430,000

Software - 5.34%
Microsoft Corp.	16,400,000	469,204,000

Specialty Retail - 0.85%
Wal-Mart Stores, Inc.	1,000,000	74,830,000

Transportation - 1.07%
C.H. Robinson Worldwide, Inc.	1,580,000	93,946,800

TOTAL COMMON STOCKS (Cost $5,662,792,377)		7,350,235,608
OTHER INVESTMENT COMPANIES - 16.80%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	390,100,722	390,100,723
JPMorgan Liquid Assets Money Market Fund, Capital Class Shares, 0.08%	396,056,649	396,056,649
JPMorgan Prime Money Market Fund, Capital Class Shares, 0.01%	691,378,001	691,378,001

TOTAL OTHER INVESTMENT COMPANIES (Cost $1,477,535,373)		1,477,535,373

Total Investments (Cost $7,140,327,750) - 100.40%		8,827,770,981
Other Assets, less Liabilities - (0.40)%		(35,091,770)

TOTAL NET ASSETS - 100.00%		$8,792,679,211

PLC Public Limited Company

(a) Non-income producing security.

1	Yield shown for each investment company represents the March 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

At March 31, 2013, the approximate cost of investments for federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost was as follows:

Cost of investments	$7,140,327,750

Gross unrealized appreciation	1,780,873,374
Gross unrealized depreciation	(93,430,143)

Net unrealized appreciation	$1,687,443,231

Fair Valuation Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value, measurments based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of March 31, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

As of March 31, 2013 all securities in the Fund were all Level 1 inputs. For a detailed break-out of the securities by major industry classification, please refer to the Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth Fund	$742,682,385	$255,369,366	$(20,336,182)	$235,033,184
TimesSquare Mid Cap Growth Fund	1,340,583,608	532,319,142	(1,722,462)	530,596,680
TimesSquare International Small Cap Fund	1,565,369	83,660	(18,467)	65,193
Skyline Special Equities Portfolio	199,029,102	65,570,235	(2,823,790)	62,746,445
GW&K Small Cap Equity Fund	113,724,024	29,258,666	(754,146)	28,504,520
GW&K Municipal Enhanced Yield Fund	329,258,305	17,214,963	(505,081)	16,709,882
GW&K Municipal Bond Fund	201,542,822	5,950,629	(326,639)	5,623,990
Renaissance Large Cap Growth Fund	23,577,920	4,899,714	(80,256)	4,819,458

*	Non-income producing security.
#	Rounds to less than 0.1%.
(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$1,552,228	0.5%

[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Mid Cap Growth Fund	$10,423,293	0.56%
TimesSquare Small Cap Growth Fund	69,417,732	7.66%
Skyline Special Equities Portfolio	24,146	0.01%

[2]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All Illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. The market value of Illiquid securities at March 31, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$143,372	0.02%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Yield shown represents the March 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$12,454,979	3.7%
GW&K Municipal Bond Fund	20,219,397	9.9%

Notes to Schedule of Portfolio Investments (continued)

[6]	Some or all of these securities are when issued securities. At March 31, 2013. the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$11,058,900	3.2%
GW&K Municipal Bond Fund	3,839,270	1.9%

[7]	Indicates yield to maturity at March 31, 2013.
[8]	Variable Rate Security. The rate listed is as of March 31, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.
[9]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at March 31, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Bond Fund	$7,938,367	3.9%

Country	TimesSquare International Small Cap Fund*
Australia	6.5%
Austria	2.0%
Belgium	0.8%
China	1.2%
Finland	1.1%
France	5.9%
Germany	6.2%
Hong Kong	1.1%
Indonesia	1.3%
Ireland	4.0%
Israel	0.4%
Italy	2.7%
Japan	27.5%
Luxembourg	1.1%
Malaysia	1.0%
Netherlands	0.7%
Norway	4.7%
Poland	0.7%
Spain	1.6%
Sri Lanka	0.7%
Switzerland	0.8%
Turkey	2.6%
United Kingdom	22.6%
United States	2.8%
100.0%

*	As a percentage of total market value on March 31, 2013.

Notes to Schedule of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of March 31, 2013, the securities in GW&K Small Cap Equity and Renaissance Large Cap Growth Fund were all valued using level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks
Information Technology	$292,064,724	—	—	$292,064,724
Industrials	223,531,143	—	—	223,531,143
Health Care	119,495,461	—	—	119,495,461
Consumer Discretionary	82,704,605	—	—	82,704,605
Financials	72,245,351	—	—	72,245,351
Energy	52,386,180	$32,372	—	52,418,552
Consumer Staples	31,795,123	—	—	31,795,123
Materials	9,764,000	—	—	9,764,000
Telecommunication Services	6,555,560	—	—	6,555,560
Warrants	—	111,000	—	111,000
Short -Term Investments
Repurchase Agreements	—	71,212,604	—	71,212,604
Other Investment Companies	15,817,446	—	—	15,817,446

Total Investments in Securities	$906,359,593	$71,355,976	—	$977,715,569

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$1,793,920,566	—	—	$1,793,920,566
Short-Term Investments
Repurchase Agreements	—	$10,401,705	—	10,401,705
Other Investment Companies	66,858,017	—	—	66,858,017

Total Investments in Securities	$1,860,778,583	$10,401,705	—	$1,871,180,288

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$20,124	$363,492	—	$383,616
Industrials	67,712	236,233	—	303,945
Financials	45,673	248,053	—	293,726
Information Technology	13,584	145,343	—	158,927
Health Care	13,594	123,601	—	137,195
Consumer Staples	51,722	35,678	—	87,400
Materials	—	85,433	—	85,433
Energy	—	85,026	—	85,026
Utilities	—	28,644	—	28,644
Telecommunication Services	—	20,770	—	20,770
Other Investment Companies	45,880	—	—	45,880

Total Investments in Securities	$258,289	$1,372,273	—	$1,630,562

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Skyline Special Equities Portfolio
Investments in Securities
Common Stocks†	$248,835,826	—	—	$248,835,826
Short-Term Investments
Repurchase Agreements	—	$24,807	—	24,807
Other Investment Companies	12,914,914	—	—	12,914,914

Total Investments in Securities	$261,750,740	$24,807	—	$261,775,547

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$336,324,077	—	$336,324,077
Other Investment Companies	$9,644,110	—	—	9,644,110

Total Investments	$9,644,110	$336,324,077	—	$345,968,187

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$196,414,729	—	$196,414,729
Other Investment Companies	$10,752,083	—	—	10,752,083

Total Investments	$10,752,083	$196,414,729	—	$207,166,812

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	The municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of the bonds by major classification, please refer to the Schedule of Portfolio Investments.

As of March 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
COP:	Certificates of Participation
FGIC:	Financial Guaranty Insurance Company
REIT:	Real Estate Investment Trust
PSF-GTD	Permanent School Fund Guaranteed

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 14, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 14, 2013